Statement of Additional Information Supplement dated May 17, 2013
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, R5, R6 and Investor Class shares, as applicable, of the Funds listed below:
Invesco Core Plus Bond Fund
Invesco Floating Rate Fund
Invesco Global Real Estate Income Fund
Invesco U.S. Quantitative Core Fund
Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS — Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco U.S. Quantitative Core Fund” in Appendix H of the Statement of Additional Information. Note that effective July 31, 2013, Invesco U.S. Quantitative Core Fund will change its name to Invesco Low Volatility Equity Yield Fund. The following table reflects information as of August 31, 2012 (except as noted):
Investments

		Dollar Range of	Dollar Range of all
	Dollar Range of	Investments in Invesco	Investments in Funds
Portfolio	Investments in each	pooled investment	and Invesco pooled
Manager	Fund[1]	vehicles[2]	investment vehicles[3]
Invesco Low Volatility Equity Yield Fund
Michael Abata	None	N/A	$10,001-$50,000
Charles Ko	None	N/A	None
Anthony Munchak[4]	None	N/A	$500,001-$1,000,000
Glen Murphy	$1-$10,000	N/A	$500,001-$1,000,000
Francis Orlando[5]	None	N/A	$100,001-$500,000
Andrew Waisburd	$10,001-$50,000	N/A	$50,001-$100,000
Assets Managed

	Other Registered		Other Pooled
	Investment Companies		Investment Vehicles		Other Accounts
	Managed (assets in		Managed (assets in		Managed (assets in
	millions)		millions)		millions)
Portfolio	Number of		Number of		Number of
Manager	Accounts	Assets	Accounts	Assets	Accounts		Assets
Invesco Low Volatility Equity Yield Fund
Michael Abata	10	$2,228	57	$6,618	78	[6]	$10,442	[6]
Charles Ko	11	$2,565	57	$6,618	78	[6]	$10,442	[6]
Anthony Munchak[4]	8	$2,472	62	$8,300	76	[7]	$11,106	[7]
Glen Murphy	10	$2,228	57	$6,618	78	[6]	$10,442	[6]
Francis Orlando[5]	8	$2,472	62	$8,300	76	[7]	$11,106	[7]
Andrew Waisburd	10	$2,228	57	$6,618	78	[6]	$10,442	[6]

1	This column reflects investments in a Fund’s shares beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). Beneficial ownership includes ownership by a portfolio manager’s immediate family members sharing the same household.

2	This column reflects portfolio managers’ investments made either directly or through a deferred compensation or a similar plan in Invesco pooled investment vehicles with the same or similar objectives and strategies as the Fund as of the most recent fiscal year end of the Fund.

3	This column reflects the combined holdings from both the “Dollar Range of all Investments in Funds and Invesco pooled investment vehicles” and the “Dollar Range of Investments in each Fund” columns.

4	Effective July 31, 2013, Mr. Munchak will be appointed as portfolio manager of Invesco Low Volatility Equity Yield Fund. Information is provided as of April 30, 2013.

5	Effective July 31, 2013, Mr. Orlando will be appointed as portfolio manager of Invesco Low Volatility Equity Yield Fund. Information is provided as of April 30, 2013.

6	This amount includes 20 funds which pay performance-based fees with $2,688.0M in total assets under management.

7	This amount includes 17 funds which pay performance-based fees with $2,972.0M in total assets under management.
ACST SUP-3 051713